Preferred and Common Stock - Additional Information (Detail) - shares	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Class of Stock [Line Items]
Common stock, issued	25,386,307,945	25,030,525,657
Increase in common stock shares	355,782,288